MEDIFOCUS, INC. - Statements of Cash Flows - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net loss		$ (1,541,246)	$ (1,569,717)	$ (4,961,549)
Adjustments to reconcile net loss to net cash provided used in operating activities:
Accretion of deferred financing costs and debt discount	[1]		600,862	795,080
Depreciation and amortization		372,885	362,716	360,355
Gain on sale of consoles	[2]		(175,491)
Stock-based compensation	[3]	85,298		183,410
Loss on change in fair value of contingent consideration	[4]	54,185	83,189	154,137
Gain from equity method investment	[2]			(100,000)
(Gain) loss from (recovery) write-off of harmonized sales tax receivable		(31,891)	(202,107)	208,138
Loss on impairment of long-lived assets				99,020
Provision (recovery) for bad debts and warranties		4,549	(53,006)	17,678
Gain on settlement of debt		(22,900)
Gain on settlement of debt for shares issuable	[3]	(30,705)
Gain on sale of Geno-Therapy		(50,000)
Loss on fixed asset disposal			22,264
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable		489,317	(126,466)	165,655
(Increase) decrease in inventory		(102,892)	(45,199)	17,050
Decrease (increase) in other current assets		43,382	(52,475)	24,586
(Increase) decrease in deposits		(26,025)		(50,000)
(Decrease) increase in accounts payable		(37,907)	(521,696)	257,495
(Decrease) increase in accrued expenses		(46,463)	239,323	373,035
Increase in accrued interest		861,957	715,369	518,584
Net Cash used in Operating Activities		21,544	(722,434)	(1,937,326)
INVESTING ACTIVITIES:
Sales of consoles			209,000
Purchase of fixed assets		(18,376)	(3,597)	(63,993)
Sale of (investment in) equity method investments				100,000
Net Cash (used in) provided by investing activities		(18,376)	205,403	36,007
FINANCING ACTIVITIES:
Proceeds from the issuance of common shares, net of issuance costs				713,000
Proceeds from notes payable			500,000
Net cash provided by financing activities			500,000	713,000
Effect of exchange rate changes on cash and cash equivalents		42,040	(26,621)	(10,214)
DECREASE IN CASH AND CASH EQUIVALENTS		45,208	(43,652)	(1,198,533)
Cash and cash equivalents at beginning of period		70,294	113,946	1,312,479
Cash and cash equivalents at end of period		115,502	70,294	113,946
Cash paid for interest			$ 7,092	120,000
NON CASH FINANCING ACTIVITIES
Issuance of common shares issuable				1,561,000
Warrant modification				725,458
Accrued expense settled with common shares				140,452
Reclassification of assets				$ 91,256
Common shares issuable on settlement of debt		123,809
Thermogene consideration for sale offset by payables		$ 63,917

[1]	See Note 5.
[2]	See Note 3.
[3]	See Note 6.
[4]	See Note 2.